Trade and Other Payables - Summary of Trade and Other Payables (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade and other payables [Line Items]
Trade and other payables	₽ 19,599	₽ 16,328
Payables to merchants [member]
Disclosure of trade and other payables [Line Items]
Trade and other payables	9,178	6,696
Deposits received from agents [member]
Disclosure of trade and other payables [Line Items]
Trade and other payables	3,638	4,030
Deposits received from individual customers [member]
Disclosure of trade and other payables [Line Items]
Trade and other payables	4,726	3,961
Payment processing fees payable [member]
Disclosure of trade and other payables [Line Items]
Trade and other payables	469	504
Unsettled money remittances [member]
Disclosure of trade and other payables [Line Items]
Trade and other payables	586	433
Accrued personnel expenses and related taxes [member]
Disclosure of trade and other payables [Line Items]
Trade and other payables	353	323
Payables to vendors [member]
Disclosure of trade and other payables [Line Items]
Trade and other payables	536	338
Payables for rent [member]
Disclosure of trade and other payables [Line Items]
Trade and other payables	37	24
Other advances received [member]
Disclosure of trade and other payables [Line Items]
Trade and other payables	₽ 76	₽ 19